Shareholder Report, Holdings (Details)	May 31, 2026
C000101856 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000101856 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000101856 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000101856 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000101856 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000101856 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000101856 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000101856 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000101856 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000101856 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[1]
C000101856 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[2]
C000101856 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000101856 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000101856 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101856 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000101856 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101856 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000101856 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000101856 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000101856 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000101856 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101856 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000198221 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000198221 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000198221 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000198221 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000198221 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000198221 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000198221 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000198221 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000198221 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000198221 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[3]
C000198221 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[4]
C000198221 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000198221 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000198221 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198221 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000198221 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000198221 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000198221 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000198221 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000198221 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000198221 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000198221 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005983 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000005983 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000005983 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000005983 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000005983 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000005983 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000005983 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000005983 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000005983 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000005983 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[5]
C000005983 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[6]
C000005983 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005983 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005983 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005983 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005983 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005983 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005983 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005983 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005983 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005983 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005983 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005981 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000005981 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000005981 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000005981 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000005981 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000005981 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000005981 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000005981 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000005981 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000005981 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[7]
C000005981 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[8]
C000005981 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005981 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005981 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005981 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005981 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005981 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005981 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005981 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005981 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005981 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005981 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005984 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000005984 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000005984 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000005984 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000005984 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000005984 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000005984 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000005984 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000005984 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000005984 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[9]
C000005984 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[10]
C000005984 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005984 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005984 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005984 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005984 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005984 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005984 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005984 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005984 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005984 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005984 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%

[1]	Excludes short-term securities.
[2]	Ten largest countries are presented. Additional countries are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest countries are presented. Additional countries are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest countries are presented. Additional countries are found in Other.
[7]	Excludes short-term securities.
[8]	Ten largest countries are presented. Additional countries are found in Other.
[9]	Excludes short-term securities.
[10]	Ten largest countries are presented. Additional countries are found in Other.